Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee
Disclosure of operating segments [line items]
Net interest expense	£ 14,501	£ 12,936	£ 12,709
Non-interest income	14,639	13,852	12,669
Total income	29,140	26,788	25,378
Operating costs	(17,040)	(16,195)	(16,714)
UK regulatory levies	(313)	(320)	(180)
Litigation and conduct	(392)	(220)	(37)
Operating expenses	(17,745)	(16,735)	(16,931)
Other net income / (expenses)	23	37	(9)
Profit before impairment	11,418	10,090	8,438
Credit impairment (charges)/releases	(2,279)	(1,982)	(1,881)
Profit before tax	9,139	8,108	6,557
Total assets	1,544,165	1,518,202	1,477,500
Total liabilities	£ 1,465,929	£ 1,445,721	£ 1,405,600
Number of employees (full time equivalent) | employee	93,000	93,000	92,400
Average number of employees (full time equivalent) | employee	93,100	91,300	92,900
Average number of employees (headcount) | employee	94,700	92,900	94,800
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Net interest expense	£ 7,653	£ 6,627	£ 6,431
Non-interest income	1,055	1,647	1,156
Total income	8,708	8,274	7,587
Operating costs	(4,746)	(4,235)	(4,393)
UK regulatory levies	(85)	(78)	(30)
Litigation and conduct	(51)	(16)	8
Operating expenses	(4,882)	(4,329)	(4,415)
Other net income / (expenses)	0	0	0
Profit before impairment	3,826	3,945	3,172
Credit impairment (charges)/releases	(413)	(365)	(304)
Profit before tax	3,413	3,580	2,868
Total assets	299,600	299,800	293,100
Total liabilities	£ 280,300	£ 284,100	£ 264,200
Number of employees (full time equivalent) | employee	17,900	18,000	6,800
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest expense	£ 1,480	£ 1,206	£ 1,160
Non-interest income	584	574	610
Total income	2,064	1,780	1,770
Operating costs	(989)	(935)	(905)
UK regulatory levies	(29)	(37)	(8)
Litigation and conduct	(39)	(1)	1
Operating expenses	(1,057)	(973)	(912)
Other net income / (expenses)	0	0	(3)
Profit before impairment	1,007	807	855
Credit impairment (charges)/releases	(37)	(76)	27
Profit before tax	970	731	882
Total assets	71,300	61,200	61,500
Total liabilities	£ 103,700	£ 94,400	£ 85,900
Number of employees (full time equivalent) | employee	1,900	1,900	1,800
Operating segments | Barclays Private Bank & Wealth Management
Disclosure of operating segments [line items]
Net interest expense	£ 799	£ 767	£ 768
Non-interest income	581	542	440
Total income	1,380	1,309	1,208
Operating costs	(994)	(911)	(795)
UK regulatory levies	(10)	(9)	(4)
Litigation and conduct	(9)	0	2
Operating expenses	(1,013)	(920)	(797)
Other net income / (expenses)	0	0	0
Profit before impairment	367	389	411
Credit impairment (charges)/releases	8	(6)	(4)
Profit before tax	375	383	407
Total assets	41,900	34,100	32,000
Total liabilities	£ 80,400	£ 75,000	£ 60,900
Number of employees (full time equivalent) | employee	2,100	1,900	2,100
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest expense	£ 1,334	£ 1,031	£ 1,393
Non-interest income	11,721	10,774	9,642
Total income	13,055	11,805	11,035
Operating costs	(7,927)	(7,666)	(7,619)
UK regulatory levies	(181)	(187)	(123)
Litigation and conduct	(28)	(55)	5
Operating expenses	(8,136)	(7,908)	(7,737)
Other net income / (expenses)	0	0	0
Profit before impairment	4,919	3,897	3,298
Credit impairment (charges)/releases	(305)	(123)	(102)
Profit before tax	4,614	3,774	3,196
Total assets	1,072,400	1,053,900	1,019,200
Total liabilities	£ 965,900	£ 952,100	£ 904,500
Number of employees (full time equivalent) | employee	7,200	7,100	7,100
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest expense	£ 2,820	£ 2,659	£ 2,604
Non-interest income	861	667	664
Total income	3,681	3,326	3,268
Operating costs	(1,637)	(1,612)	(1,650)
UK regulatory levies	0	0	0
Litigation and conduct	(8)	(14)	(6)
Operating expenses	(1,645)	(1,626)	(1,656)
Other net income / (expenses)	0	0	0
Profit before impairment	2,036	1,700	1,612
Credit impairment (charges)/releases	(1,521)	(1,293)	(1,438)
Profit before tax	515	407	174
Total assets	34,600	35,400	33,600
Total liabilities	£ 25,400	£ 24,500	£ 21,100
Number of employees (full time equivalent) | employee	2,300	2,300	600
Head Office
Disclosure of operating segments [line items]
Net interest expense	£ 415	£ 646	£ 353
Non-interest income	(163)	(352)	157
Total income	252	294	510
Operating costs	(747)	(836)	(1,352)
UK regulatory levies	(8)	(9)	(14)
Litigation and conduct	(257)	(134)	(48)
Operating expenses	(1,012)	(979)	(1,414)
Other net income / (expenses)	23	37	(6)
Profit before impairment	(737)	(648)	(910)
Credit impairment (charges)/releases	(11)	(119)	(60)
Profit before tax	(748)	(767)	(970)
Total assets	24,400	33,800	38,100
Total liabilities	£ 10,200	£ 15,600	£ 69,000
Number of employees (full time equivalent) | employee	61,600	61,800	74,000
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	£ (120)	£ (581)	£ (563)
Of which inter-segmental income/(expense) | Barclays UK
Disclosure of operating segments [line items]
Total income	(5)	(29)	(73)
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	1,868	2,379	1,524
Of which inter-segmental income/(expense) | Barclays Private Bank & Wealth Management
Disclosure of operating segments [line items]
Total income	1,840	2,148	1,707
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(3,577)	(3,909)	(2,590)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (6)	£ (8)	£ (5)